Segment Information - Operating Income loss by Product Segment (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total consolidated operating income (loss)	$ (2,081)		$ 46		$ 476
Automotive ("APG") [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total consolidated operating income (loss)	129		227		121
Digital [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total consolidated operating income (loss)	(154)		108		245
Analog MEMS And Microcontrollers ("AMM") [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total consolidated operating income (loss)	418		606		546
Power Discrete Products ("PDP") [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total consolidated operating income (loss)	18		139		179
Wireless [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total consolidated operating income (loss)	(885)		(812)		(483)
Reportable Segment [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total consolidated operating income (loss)	(474)		268		608
All Other Segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total consolidated operating income (loss)	$ (1,607)	[1]	$ (222)	[1]	$ (132)	[1]

[1]	Operating loss of "Others" includes items such as impairment, restructuring charges and other related closure costs including ST-Ericsson plans, unused capacity charges, phase-out and start-up costs, the NXP arbitration award charge and other unallocated expenses such as: strategic or special research and development programs, certain corporate-level operating expenses and other costs that are not allocated to the product segments, as well as operating earnings of the Subsystems and Other Products Group.